INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 14,214
Cost at end of year	13,524	$ 14,214
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(1,571)	(1,466)
Assets held by subsidiaries disposed during the period	0	281
Non-cash additions, net of disposals	1	26
Assets reclassified as held for sale	211	0
Amortization	(301)	(514)
Disposals	(3)	0
Foreign currency translation	(8)	102
Cost at end of year	$ (1,671)	$ (1,571)